Subsequent Events (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2021	Nov. 22, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 27, 2021	Nov. 18, 2021	Nov. 10, 2021	Aug. 26, 2020	Feb. 01, 2020	Dec. 31, 2019	Dec. 09, 2019	Dec. 27, 2017
Subsequent Events (Details) [Line Items]
Drew an additional				$ 7,000
Total borrowings								$ 7,000			$ 4,000
Termination of employment			2 years	2 years 7 months 6 days
Fair value of the awards									$ 2,100
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Drew an additional							$ 3,000
Total borrowings							$ 7,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Drew an additional						$ 5,000
Total borrowings						$ 15,000
Loan agreement					$ 10,000							$ 10,000
Fair value percentage	80.00%
Termination of employment	180 days
Fair value of the awards	$ 351,800
Cash held in trust account		$ 230,000
Forecast [Member] | Business Combination [Member]
Subsequent Events (Details) [Line Items]
Enterprise value		1,000,000
Net of transaction expenses		242,000
Class A Common Stock [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate purchase price		$ 75,000
Purchase price per share (in Dollars per share)		$ 9.2
Concurrent private placement		$ 75,000	$ 75,000